Supplemental Disclosure for Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance	$ 36,691	$ 28,760	$ 22,180
Other comprehensive income (loss) before reclassifications	(36,259)	4,731	12,431
Tax (expense) benefit	(12,749)	1,471	(806)
Amounts reclassed from accumulated other comprehensive income	6,119	(2,126)	7,761
Tax expense (benefit)	(2,026)	397	(2,716)
Total other comprehensive income (loss)	(53,101)	7,931	6,580
Ending balance	(16,410)	36,691	28,760
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance	38,152	30,181	18,953
Other comprehensive income (loss) before reclassifications	(65,240)	7,971	11,228
Tax (expense) benefit	(153)	0	0
Amounts reclassed from accumulated other comprehensive income	0	0	0
Tax expense (benefit)	0	0	0
Total other comprehensive income (loss)	(65,393)	7,971	11,228
Ending balance	(27,241)	38,152	30,181
Unrealized gain (loss) on securities available for sale
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance		(475)	(446)
Other comprehensive income (loss) before reclassifications		(83)	(29)
Tax (expense) benefit		0	0
Amounts reclassed from accumulated other comprehensive income		(558)	0
Tax expense (benefit)		0	0
Total other comprehensive income (loss)		475	(29)
Ending balance		0	(475)
Unrealized gain (loss) on forward contracts | Foreign exchange forward contracts
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance	(2,091)	(946)	3,673
Other comprehensive income (loss) before reclassifications	37,182	(2,148)	1,232
Tax (expense) benefit	(14,255)	757	(806)
Amounts reclassed from accumulated other comprehensive income	8,893	(145)	7,761
Tax expense (benefit)	(3,037)	(101)	(2,716)
Total other comprehensive income (loss)	17,071	(1,145)	(4,619)
Ending balance	14,980	(2,091)	(946)
Unrealized gain (loss) on forward contracts | Interest rate swap
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance	(106)	0
Other comprehensive income (loss) before reclassifications	(3,397)	(1,592)
Tax (expense) benefit	1,238	561
Amounts reclassed from accumulated other comprehensive income	(2,774)	(1,423)
Tax expense (benefit)	1,011	498
Total other comprehensive income (loss)	(396)	(106)
Ending balance	(502)	(106)
Pension Plan
Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning balance	736	0
Other comprehensive income (loss) before reclassifications	(4,804)	583
Tax (expense) benefit	421	153
Amounts reclassed from accumulated other comprehensive income	0	0
Tax expense (benefit)	0	0
Total other comprehensive income (loss)	(4,383)	736
Ending balance	$ (3,647)	$ 736